Common Stock - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 Vote shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock dividends for the period | $		$ 0
Common Stock, Shares, Outstanding	71,860,702	71,860,702	71,724,902	71,724,902
Common stock vote per share | Vote	1
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period	0	135,800	0	207,500
Share-based compensation arrangements by share-based payment award, options, exercises in period, weighted average exercise price | $ / shares		$ 4.98		$ 4.98